Summary of Significant Accounting Policies (Foreign Currency Translation, Cash and Cash Equivalents, Investments in Affiliates (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 RMB USD ($)	Dec. 31, 2013 RMB CNY	Dec. 31, 2012 RMB USD ($)	Dec. 31, 2012 RMB CNY
Schedule of Significant Accounting Policies [Line Items]
Rate of exchange RMB for U.S. dollar	6.0537	6.2301
Cash balances denominated in RMB				$ 1,058,315	6,406,727	$ 3,335,569	20,780,927
Impairment of investments in affiliated companies	$ 0	$ 0	$ 0